CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (253,931)	$ (1,350,860)	$ (1,371,186)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	1,411,418	2,238,405	2,435,899
Amortization of intangible assets	207,426	284,109	242,325
Share-based payments	223,402	980	0
Impairment charges	0	22,672	63,950
Finance income	(5,703)	(3,098)	(11,379)
Finance expenses	113,705	154,387	230,176
Amortization of deferred income from government grants	(33,366)	(51,043)	(156,793)
Deferred income taxes	92,994	(37,749)	214,272
Gain on disposal of property, plant and equipment	(19,103)	(79,266)	(88,319)
Gain on sale of fabrication facilities	0	0	(614,554)
Other operating activities	(20,853)	(62,146)	20,232
Change in assets and liabilities:
Receivables, prepayments and other assets	(387,448)	752,862	(143,710)
Inventories	(201,732)	(559,876)	(42,325)
Trade and other payables	1,828,946	(154,514)	(96,868)
Income tax payable	(9,954)	20,920	(1,942)
Cash flows from (used in) operations	2,945,801	1,175,783	679,778
Interest received	700	3,886	15,196
Interest paid	(100,693)	(145,528)	(196,351)
Income tax paid	(6,778)	(28,244)	(1,804)
Cash flows from (used in) operating activities	2,839,030	1,005,897	496,819
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(1,661,565)	(449,288)	(587,934)
Purchases of intangible assets	(104,771)	(143,200)	(184,884)
Loans issued to related parties	0	0	(22,386)
Advances and proceeds from sale of property, plant and equipment and intangible assets	323,665	109,052	252,158
Proceeds from sale of fabrication facilities and ASIC business	0	110,851	832,627
Proceeds from settlement of loans issued to joint ventures and associates	0	0	49,568
Other investing activities	(7,615)	6,420	4,600
Net cash provided by (used in) investing activities	(1,450,286)	(366,165)	343,749
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of equity instruments	1,444,496	0	0
Repayments of shareholder loan	(568,000)	(487,000)	(400,000)
Repayments of borrowings from shareholder	0	(111,516)	(246,984)
Net proceeds from borrowings	617,064	2,800,789	2,814,827
Repayments of debt and finance lease obligations	(960,451)	(3,245,594)	(3,158,861)
Proceeds from government grants	82,832	311,833	335,222
Decrease (increase) in restricted cash	34,499	(1,255)	(28,036)
Net cash (used in) provided by financing activities	650,440	(732,743)	(683,832)
Effect of exchange rate changes on cash and cash equivalents	(8,074)	3,773	(3,399)
Net increase (decrease) in cash and cash equivalents	2,031,110	(89,238)	153,337
Cash and cash equivalents at the beginning of the year	908,077	997,315	843,978
Cash and cash equivalents at the end of the year	2,939,187	908,077	997,315
Noncash investing and financing activities:
Amounts payable for property, plant and equipment	427,772	201,745	19,644
Property, plant and equipment acquired through lease	97,298	8,933	74,592
Amounts payable for intangible assets	$ 89,039	$ 159,295	$ 81,024